Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - Series C Convertible Preferred Stock [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible preferred stock (in shares)	132
Common stock conversion (in shares)	1,400,000	1,400,000	0	0